ONEOK PARTNERS ACQUISITION (Details) $ in Millions	3 Months Ended
Mar. 31, 2017 USD ($)
Business Acquisition [Line Items]
Business Acquisition, Date of Acquisition Agreement	Jan. 31, 2017
Business Acquisition, Description of Acquired Entity	we and ONEOK Partners entered into the Merger Agreement pursuant to which we will acquire all of ONEOK Partners’ outstanding common units representing limited partner interests in ONEOK Partners not already directly or indirectly owned by us in an all stock-for-unit transaction at a ratio of 0.985 of a share of ONEOK common stock per common unit of ONEOK Partners, in a taxable transaction to ONEOK Partners’ common unitholders. Following completion of the Merger Transaction, all of ONEOK Partners’ outstanding common units will be directly or indirectly owned by us and will no longer be publicly traded. All of our and ONEOK Partners’ outstanding debt is expected to remain outstanding. We, ONEOK Partners and the Intermediate Partnership expect to issue, to the extent not already in place, guarantees of the indebtedness of ONEOK and ONEOK Partners.
Oneok Partners [Member]
Business Acquisition [Line Items]
Business Combinations, Termination Fee	$ 300
ONEOK [Member]
Business Acquisition [Line Items]
Business Combinations, Termination Fee	$ 300